4. LOANS RECEIVABLE - Allowance for loan losses by loan type (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Allowance for loan losses:
Beginning balance	$ 8,559	$ 8,331
Charge-offs	1,241	1,885
Recoveries	150	203
Provision for loan losses	400	1,910
Ending balance	7,868	8,559
Real Estate-Commercial-real estate
Allowance for loan losses:
Beginning balance	2,045	1,991
Charge-offs	103	426
Recoveries	17	159
Provision for loan losses	0	321
Ending balance	1,959	2,045
Real Estate-Commercial-construction
Allowance for loan losses:
Beginning balance	141	136
Charge-offs	0	0
Recoveries	0	5
Provision for loan losses	0	0
Ending balance	141	141
Real Estate-Commercial Land
Allowance for loan losses:
Beginning balance	437	425
Charge-offs	168	250
Recoveries	26	0
Provision for loan losses	103	262
Ending balance	398	437
Real Estate-Residential-construction
Allowance for loan losses:
Beginning balance	80	78
Charge-offs	0	0
Recoveries	0	0
Provision for loan losses	0	2
Ending balance	80	80
Real Estate-Residential-real estate
Allowance for loan losses:
Beginning balance	4,390	4,274
Charge-offs	658	753
Recoveries	49	12
Provision for loan losses	150	857
Ending balance	3,931	4,390
Commercial-non real estate
Allowance for loan losses:
Beginning balance	265	258
Charge-offs	13	165
Recoveries	16	0
Provision for loan losses	0	172
Ending balance	268	265
Consumer-Mobile Homes
Allowance for loan losses:
Beginning balance	609	593
Charge-offs	230	209
Recoveries	34	16
Provision for loan losses	147	209
Ending balance	560	609
Consumer-Other
Allowance for loan losses:
Beginning balance	592	576
Charge-offs	69	82
Recoveries	8	11
Provision for loan losses	0	87
Ending balance	$ 531	$ 592